Financial Instruments - Narrative (Details) - Cash Flow Hedging - USD ($) $ in Millions	1 Months Ended
	May 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Interest Rate Swaption | Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative amount received on termination of certain contracts	$ 56.4
Reduction in the asset value of the derivative due to termination	188.7
Reduction in the liability value of the derivative due to termination	131.3
Cash flow on termination of derivatives classified as operating activities	188.7
Payment towards derivative instruments classified as financing activities	134.5
Other payments derivative instruments	$ 3.2
Interest Rate Swaption | Designated as Hedging Instrument
Derivative [Line Items]
Interest rate derivative liability			$ 6.8
Forward exchange contracts
Derivative [Line Items]
Foreign currency cash flow hedge gains estimated to be reclassified into earnings during next 12 months		$ 1.5
Interest rate swaps
Derivative [Line Items]
Interest rate swap cash flow hedge gain estimated to be reclassified into earnings during next 12 months		$ 30.4